Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Accounts receivable, net
4	Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31,
	2011	2012
Accounts receivable	$208,224	$203,907
Less: allowance for doubtful debts	(7,787)	(16,034)

Total accounts receivable, net	200,437	187,873
Less: non-current portion	—	(2,172)

Current portion	$200,437	$185,701

Movements in allowance for doubtful accounts were as follows:

	December 31,
	2010	2011	2012
Balance at beginning of year	$7,609	$7,821	$7,787
Allowance (recovery) made during the year	212	(34)	9,572
Foreign currency translation adjustments	—	—	(1,325)

Balance at end of year	$7,821	$7,787	$16,034